Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 5,784	$ 162,933	$ 303,449
Prepaid expenses	113,118	122,364	104,876
Total current assets	118,902	285,297	408,325
Investments held in Trust Account	12,589,176	14,648,926	18,276,649
Total Assets	12,708,078	14,934,223	18,684,974
Liabilities, Redeemable Common Stock and Stockholders’ Deficit
Accrued costs and expenses	977,988	809,542	367,408
Income taxes payable	161,370	134,428	137,633
Excise Tax Payable	65,841	42,099
Deferred income tax			18,790
Total current liabilities	5,352,964	4,838,084	3,290,846
Deferred underwriting commissions	4,840,931	4,840,931	4,840,931
Total Liabilities	10,193,895	9,679,015	8,131,777
Commitments and Contingencies (see Note 6)
Redeemable Common Stock:
Class A common stock subject to possible redemption	12,716,949	14,830,241	18,283,387
Stockholders’ Deficit:
Preferred stock, value
Accumulated deficit	(10,203,193)	(9,575,460)	(7,730,617)
Total Stockholders’ Deficit	(10,202,766)	(9,575,033)	(7,730,190)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	12,708,078	14,934,223	18,684,974
Related party
Liabilities, Redeemable Common Stock and Stockholders’ Deficit
Promissory note to Related Party	4,137,765	3,842,015	2,767,015
Due to related party	10,000	10,000
Class A Common Stock
Stockholders’ Deficit:
Common stock value	427	427	81
Class B Common Stock
Stockholders’ Deficit:
Common stock value			$ 346